Note 3 - Inventories (Details) - Components of Inventory (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Total inventory, net	$ 205.8	$ 89.6
Successor [Member]
Inventory [Line Items]
Finished goods	154.9
Raw materials and supplies	49.5
Equipment	1.4
Total inventory, net	205.8
Predecessor [Member]
Inventory [Line Items]
Finished goods		58.3
Raw materials and supplies		29.9
Equipment		1.4
Total inventory, net		$ 89.6